Concentrations (Details) - Customer Concentration Risk [Member]	3 Months Ended		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Sep. 30, 2023	Sep. 30, 2022
Revenue Benchmark [Member] | Two Customer [Member]
Concentrations (Details) [Line Items]
Risk percentage	67.00%		93.00%	86.00%
Revenue Benchmark [Member] | One Customer [Member]
Concentrations (Details) [Line Items]
Risk percentage	17.00%	86.00%
Accounts Receivable [Member] | Two Customer [Member]
Concentrations (Details) [Line Items]
Risk percentage			97.00%	76.00%